Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	15532		36807185			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement - Real Estate Owned (REO) not provided		Per comparable rent schedule, all units are occupied. Missing lease agreements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reserves: 5.01 Guideline Requirement: 3.00 Loan to Value: 64.28571% Guideline Maximum Loan to Value: 70.00000%	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2026-06-10): Lender exception provided. Buyer Comment (2026-06-10): XXX Exception - thank you. Reviewer Comment (2026-06-08): Lease agreements received for 2 units. Based on lease agreements unable to confirm unit numbers. Furthermore lease agreement for XXX unit is missing. Buyer Comment (2026-06-04): Leases, Updated Appraisal and PCCL - thank you.			XX/XX/XXXX 2:25:02 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B		A		N/A	No